Summary of Significant Accounting Policies (IFRS 16) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Right-of-use assets	$ 10.3	$ 2.4	$ 7.9
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.50%
Lease liabilities		$ 5.5	35.0
Operating lease commitments, exempt from IFRS 16		(31.9)
Operating lease commitments, identified per IFRS 16		3.1
Discounted using the incremental borrowing rate at January 1, 2019		2.4
Financing lease commitments recorded at December 31, 2018			$ 3.0
Less: current portion of lease liabilities at January 1, 2019		(2.8)
Long term lease liabilities at January 1, 2019		$ 2.7